Document and Entity Information Document and Entity Information	Feb. 23, 2021
Document and Entity Information [Abstract]
Entity Central Index Key	0000105770
Document Type	8-K
Document Period End Date	Feb. 23, 2021
Entity Registrant Name	WEST PHARMACEUTICAL SERVICES, INC.
Entity Incorporation, State or Country Code	PA
Entity File Number	1-8036
Entity Tax Identification Number	23-1210010
Entity Address, Address Line One	530 Herman O. West Drive,
Entity Address, City or Town	Exton,
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19341-0645
City Area Code	610
Local Phone Number	594-2900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.25 per share
Trading Symbol	WST
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Current Fiscal Year End Date	--12-31